Annual Total Returns[BarChart] - Vanguard US Value Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.23%	19.12%	33.98%	14.68%	(1.65%)	16.36%	12.97%	(10.33%)	21.11%	(3.14%)